Dividends - Summary of Dividends Declared (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [line items]
Dividends paid	£ 147	£ 136	£ 318
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid	101	93	277
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid	£ 46	£ 43	£ 41